S-K 1604, De-SPAC Transaction	Mar. 17, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The board of directors of Churchill Capital Corp IX, a Cayman Islands exempted company (“CCIX,” “we” or “our”), has approved the Agreement and Plan of Merger and Reorganization, dated as of June 5, 2025 (as amended by Amendment No. 1 dated September 8, 2025 and Amendment No. 2 dated September 18, 2025, and as may be further amended, modified, supplemented or waived from time to time, the “Merger Agreement”), by and among CCIX, AL Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of CCIX (“Merger Sub I”), AL Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of CCIX (“Merger Sub II”, and, together with Merger Sub I, “Merger Subs”) and Plus Automation, Inc., a Delaware corporation (“PlusAI”). The Merger Agreement, among other things and subject to the terms and conditions contained therein, provides for (1) the transfer of the registration of CCIX by way of continuation from the Cayman Islands to the State of Delaware (the “Domestication”), and (2) following the Domestication, the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation, and immediately thereafter, such surviving corporation merging with and into Merger Sub II, with Merger Sub II continuing as the surviving entity and as a wholly owned subsidiary of CCIX (the “Merger,” and, together with the Domestication and other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”). In connection with the business combination, CCIX will change its name to “PlusAI Holdings, Inc.” We refer to the new public entity following the consummation of the business combination as the “Post-Closing Company.” Subject to the terms and conditions of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants will be (1) (a) $1,200,000,000 plus (b) the amount of any net proceeds raised by PlusAI prior to the consummation of the Transactions (the “Closing”) through certain sales of its equity securities in a bona fide equity financing transaction (subject to certain limitations, a “Permitted Equity Financing”) minus (c) the amount if any by which the PlusAI transaction expenses exceed $12,000,000 (the sum of (a), (b) and (c), the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (“Post-Closing Company common stock”), in an amount equal to $10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 15,000,000 shares of Post-Closing Company common stock, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year period following the Closing (the “Earnout Period”), in three equal separate tranches (such shares, the “Earnout Shares”) upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Global Market tier of the Nasdaq Stock Market (“Nasdaq”) or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 15 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement). Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0710 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock (after giving effect to the conversion of PlusAI preferred stock and PlusAI SAFEs into PlusAI common stock); see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”

After careful consideration, the CCIX Board has unanimously determined that the business combination proposal, domestication proposal, organizational documents proposal, advisory organizational documents proposal, stock issuance proposal, incentive plan proposal, ESPP proposal, director election proposal and, if necessary, the adjournment proposal are fair to, and in the best interests of, CCIX and its shareholders and unanimously recommends that you vote or give instruction to vote “FOR” the business combination proposal, “FOR” the domestication proposal, “FOR” the organizational documents proposal, “FOR” the advisory organizational documents proposal, “FOR” the stock issuance proposal, “FOR” the ESPP proposal, “FOR” each of the director nominees named in the director election proposal and, if presented, “FOR” the adjournment proposal. When you consider the CCIX Board’s recommendation of these proposals, you should keep in mind that our directors and officers, as well as Churchill Sponsor IX, LLC, our sponsor (the “Sponsor”), have interests in the Transactions that are different from, or in addition to, the interests of CCIX shareholders generally. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Interests of Certain CCIX Persons in the Business Combination” for additional information. The CCIX Board was aware of and considered these interests, among other matters, including the fairness opinion of Ocean Tomo, in evaluating and negotiating the Transactions and in recommending to CCIX shareholders that they vote in favor of the proposals presented at the extraordinary general meeting.

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) (a) $1,200,000,000 plus (b) the amount of any net proceeds raised by PlusAI prior to the consummation of the Transactions (the “Closing”) through certain sales of its equity securities in a bona fide equity financing transaction (subject to certain limitations, a “Permitted Equity Financing”) minus (c) the amount if any by which the PlusAI transaction expenses exceed $12,000,000 (the sum of (a), (b) and (c), the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (the “Post-Closing Company common stock”), in an amount equal to
$10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 15,000,000 shares of Post-Closing Company common stock, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year period following the Closing (the “Earnout Period”), in three equal separate tranches (such shares, the “Earnout Shares”), upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Global Market tier of the Nasdaq Stock Market (“Nasdaq”) or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 15 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement). Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0710 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock; see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately 114,483,832 shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing). We also estimate that we will reserve for issuance up to (1) 7,924,484 shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) 29,869,871 shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the 201,517,063 shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue to Eligible PlusAI Equityholders up to an aggregate of 15,000,000 shares of Post-Closing Company Class A common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of 75.8% of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of 5.2% of the issued and outstanding Post-Closing Company common stock and (3) CCIX public shareholders are expected to hold an ownership interest of 19.21% of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) reflect the fact that $1,000,000 of Permitted Equity Financing has occurred to date, and assumes no additional Permitted Equity Financing will occur prior to completion of the business combination, (2) assume that (a) no CCIX public shareholder exercises their redemption rights in connection with the Transactions, (b) no CCIX Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of CCIX or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated 4,118,933 shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated 3,514,475 shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated 29,869,871 shares of Post-Closing Company stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 15,000,000 shares) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Post-Closing
Company 2026 Equity Incentive Plan (the “Incentive Plan”) and Post-Closing Company 2026 Employee Stock Purchase Plan (the “ESPP”). The estimated Exchange Ratio of 0.0710 reflects PlusAI capital stock outstanding of December 31, 2025 and PlusAI SAFEs outstanding as of March 31, 2026. If the actual facts are different from these assumptions, CCIX public shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for CCIX shareholders about the extraordinary general meeting and the business combination — What equity stake will current CCIX shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]
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Churchill Capital Corp IX, a Cayman Islands exempted company (“CCIX,” “we,” “us,” or “our”), is a special purpose acquisition company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
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On May 6, 2024, CCIX consummated its initial public offering (the “CCIX IPO”) of 28,750,000 units (“CCIX public units”), including 3,750,000 CCIX public units under the underwriters’ over- allotment option. Each CCIX public unit consists of one Class A ordinary share of CCIX, par value $0.0001 per share (the “ CCIX Class A Ordinary Shares”), and one-quarter of one redeemable warrant of CCIX (each, a “CCIX public warrant”), with each whole CCIX public warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The CCIX public units were sold at a price of $10.00 per unit, generating gross proceeds to CCIX of $287,500,000. Simultaneously with the consummation of the CCIX IPO, CCIX consummated the private placement of 725,000 units (the “CCIX private placement units”) at a price of $10.00 per unit, generating total proceeds of $7,250,000. Transaction costs amounted to $14,560,986, consisting of $5,750,000 of upfront discount to the underwriters, $10,062,500 of deferred underwriting fees, and $557,236 of other offering costs, offset by a reimbursement from the underwriters of $1,808,750.
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Following the consummation of the CCIX IPO, $287,500,000 was deposited into a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee. Except as described in the prospectus for the CCIX IPO, excluding permitted withdrawals of up to $1,000,000 per year to fund CCIX’s working capital requirements, these proceeds will not be released until the earlier of the completion of an initial business combination and CCIX’s redemption of 100% of the outstanding CCIX public shares upon its failure to consummate an initial business combination within the completion window.
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Plus Automation, Inc., a Delaware corporation (“PlusAI”), is an AI-first autonomous driving software company that aims to deliver physical AI to the heavy trucking industry at scale. See the sections entitled “Information About Plus Automation, Inc.,” “PlusAI’s Management’s Discussion and Analysis of Financial Condition and Results of Operations” and “Board of Directors and Management After the Business Combination.”
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On June 5, 2025, CCIX entered into the Merger Agreement, which, among other things, provides for the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of CCIX, and immediately thereafter, the merger of PlusAI with and into Merger Sub II, with Merger Sub II continuing as the surviving entity as a wholly owned subsidiary of CCIX (collectively, the “Merger” and, together with the other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”).
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) (a) $1,200,000,000 plus (b) the amount of any net proceeds raised by PlusAI prior to the consummation of the Transactions (the “Closing”) through certain sales of its equity securities in a bona fide equity financing transaction (subject to certain limitations, a “Permitted Equity Financing”) minus (c) the amount if any by which the PlusAI transaction expenses exceed $12,000,000 (the sum of (a), (b) and (c), the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (the “Post-Closing Company common stock”), in an amount equal to
$10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 15,000,000 shares of Post-Closing Company common stock, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year period following the Closing (the “Earnout Period”), in three equal separate tranches (such shares, the “Earnout Shares”), upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Global Market tier of the Nasdaq Stock Market (“Nasdaq”) or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 15 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement). Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0710 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock; see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately 114,483,832 shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing). We also estimate that we will reserve for issuance up to (1) 7,924,484 shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) 29,869,871 shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the 201,517,063 shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue to Eligible PlusAI Equityholders up to an aggregate of 15,000,000 shares of Post-Closing Company Class A common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of 75.8% of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of 5.2% of the issued and outstanding Post-Closing Company common stock and (3) CCIX public shareholders are expected to hold an ownership interest of 19.21% of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) reflect the fact that $1,000,000 of Permitted Equity Financing has occurred to date, and assumes no additional Permitted Equity Financing will occur prior to completion of the business combination, (2) assume that (a) no CCIX public shareholder exercises their redemption rights in connection with the Transactions, (b) no CCIX Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of CCIX or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated 4,118,933 shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated 3,514,475 shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated 29,869,871 shares of Post-Closing Company stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 15,000,000 shares) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Post-Closing
Company 2026 Equity Incentive Plan (the “Incentive Plan”) and Post-Closing Company 2026 Employee Stock Purchase Plan (the “ESPP”). The estimated Exchange Ratio of 0.0710 reflects PlusAI capital stock outstanding of December 31, 2025 and PlusAI SAFEs outstanding as of March 31, 2026. If the actual facts are different from these assumptions, CCIX public shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for CCIX shareholders about the extraordinary general meeting and the business combination — What equity stake will current CCIX shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”
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CCIX management and the CCIX Board considered various factors in determining whether to approve the Merger Agreement, the related agreements to which CCIX is a party and the Transactions, including the Domestication and Merger. For more information about the reasons that the CCIX Board considered in determining its recommendation, please see the section entitled “Proposal No. 1 — The Business Combination Proposal — The CCIX Board’s Reasons for Approval of the Transactions.” When you consider the CCIX Board’s recommendation of these proposals, you should keep in mind that our directors and officers, as well as the Sponsor, have interests in the Transactions that are different from, or in addition to, the interests of CCIX shareholders generally. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Interests of Certain CCIX Persons in the Business Combination” for additional information. The CCIX Board was aware of and considered these interests, among other matters, including the fairness opinion of Ocean Tomo, in evaluating and negotiating the Transactions and in recommending to CCIX shareholders that they vote “FOR” the proposals presented at the extraordinary general meeting.
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At the extraordinary general meeting, CCIX shareholders will be asked to consider and vote on the following proposals:
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a proposal to approve by ordinary resolution the Merger Agreement and business combination — we refer to this proposal as the “business combination proposal.” Please see the section entitled “Proposal No. 1 — The Business Combination Proposal”;
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a proposal to approve, on a non-binding advisory basis, by special resolution the transfer of the registration of CCIX by way of continuation from the Cayman Islands to the State of Delaware— we refer to this proposal as the “domestication proposal.” Please see the section entitled “Proposal No. 2 — The Domestication Proposal”;
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a proposal to approve, on a non-binding advisory basis, by special resolution, and adopt with effect from the Domestication the Proposed Certificate of Incorporation and Proposed Bylaws of CCIX — we refer to this proposal as the “organizational documents proposal.” A copy of each of the Proposed Certificate of Incorporation and Proposed Bylaws is attached to this proxy statement/prospectus as Annex B and Annex C, respectively. Please see the section entitled “Proposal No. 3 — The Organizational Documents Proposal”;
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proposals to approve, on a non-binding advisory basis and as required by the applicable SEC guidance, by ordinary resolution, certain of the material differences between CCIX’s current articles of association and the Proposed Certificate of Incorporation and the Proposed Bylaws — we refer to these proposals as the “advisory organizational documents proposal.” A copy of each of the Proposed Certificate of Incorporation and Proposed Bylaws is attached to this proxy statement/prospectus as Annex B and Annex C, respectively. Please see the section entitled “Proposal No. 4 — The Advisory Organizational Documents Proposal”;
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a proposal to approve, by ordinary resolution, including for purposes of complying with applicable Nasdaq Listing Rules, the issuance of shares of common stock of the Post-Closing Company following the Domestication in connection with the Merger — we refer to this proposal as the “stock issuance proposal.” Please see the section entitled “Proposal No. 5 — The Stock Issuance Proposal”;
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a proposal to approve by ordinary resolution the Incentive Plan and the material terms thereof, including the authorization of the initial share reserve thereunder — we refer to this proposal as the “incentive plan proposal.” A copy of the Incentive Plan is attached to this proxy statement/prospectus as Annex D. Please see the section entitled “Proposal No. 6 — The Incentive Plan Proposal”;
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a proposal to approve by ordinary resolution the ESPP and the material terms thereof, including the authorization of the initial share reserve thereunder — we refer to this proposal as the “ESPP proposal.” A copy of the ESPP is attached to this proxy statement/prospectus as Annex E. Please see the section entitled “Proposal No. 7 — The ESPP Proposal”;
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a proposal to approve, by ordinary resolution, on a non-binding advisory basis, the election of directors to serve staggered terms on the Post-Closing Company Board following the consummation of the business combination until immediately following the date of the 2027, 2028 and 2029 annual stockholder meetings, as applicable, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death — we refer to this proposal as the “director election proposal” and, collectively with the business combination proposal, the domestication proposal, the organizational documents proposal, the stock issuance proposal, the incentive plan proposal and the ESPP proposal, the “condition precedent proposals.” Please see the section entitled “Proposal No. 8 — The Director Election Proposal”; and
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a proposal to approve by ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the proposals at the extraordinary general meeting— we refer to this proposal as the “adjournment proposal.” Please see the section entitled “Proposal No. 9 — The Adjournment Proposal.”
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Upon consummation of the business combination, it is expected that each Class I director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2027, each Class II director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2028 and each Class III director will have a term that expires at the annual meeting of stockholders of the Post-Closing Company in 2029, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death. Please see the sections entitled “Proposal No. 8 — The Director Election Proposal” and “Management After the Business Combination” for additional information.
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Any assumed Closing Date used throughout this proxy statement/prospectus is for illustrative purposes only and is not intended to be a projection of the actual Closing Date.

De-SPAC, Material Terms, Prospectus Summary [Text Block]
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On June 5, 2025, CCIX entered into the Merger Agreement, which, among other things, provides for the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation and a wholly owned subsidiary of CCIX, and immediately thereafter, the merger of PlusAI with and into Merger Sub II, with Merger Sub II continuing as the surviving entity as a wholly owned subsidiary of CCIX (collectively, the “Merger” and, together with the other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”).
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Subject to the terms of the Merger Agreement, the value of the aggregate consideration to be paid to PlusAI stockholders and holders of PlusAI SAFEs, vested PlusAI RSUs, vested PlusAI options and vested PlusAI warrants, will be (1) (a) $1,200,000,000 plus (b) the amount of any net proceeds raised by PlusAI prior to the consummation of the Transactions (the “Closing”) through certain sales of its equity securities in a bona fide equity financing transaction (subject to certain limitations, a “Permitted Equity Financing”) minus (c) the amount if any by which the PlusAI transaction expenses exceed $12,000,000 (the sum of (a), (b) and (c), the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (the “Post-Closing Company common stock”), in an amount equal to
$10.00 per share, in addition to (2) the contingent right to receive up to an aggregate of 15,000,000 shares of Post-Closing Company common stock, which will be issued to certain eligible holders of pre-Closing securities of PlusAI during the five-year period following the Closing (the “Earnout Period”), in three equal separate tranches (such shares, the “Earnout Shares”), upon the satisfaction of certain price targets, which will be based upon (a) the volume-weighted average price of one share of Post-Closing Company Class A common stock as quoted on the Global Market tier of the Nasdaq Stock Market (“Nasdaq”) or the exchange on which the shares of Post-Closing Company Class A common stock are then traded, for any 15 trading days within any 180 consecutive trading day period within the Earnout Period or (b) if the Post-Closing Company undergoes a Change in Control, the price per share received by stockholders of the Post-Closing Company in such Change in Control transaction (or if consideration is not received by stockholders of the Post-Closing Company, the price per share implied by such transaction). At the Effective Time, each share of PlusAI common stock issued and outstanding immediately prior to the Closing (other than Excluded Shares and Dissenting Shares) will be automatically surrendered and exchanged for the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio, which is based on the Per Share Equity Value (calculated in accordance with the Merger Agreement). Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 0.0710 shares of Post-Closing Company common stock for each issued and outstanding share of PlusAI common stock; see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”
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Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, at the Closing, we estimate that approximately 114,483,832 shares of Post-Closing Company common stock will be issued to holders of PlusAI common stock in the Merger, in exchange for all outstanding shares of PlusAI common stock (including shares of PlusAI common stock resulting from the conversion of PlusAI preferred stock and PlusAI SAFEs immediately prior to the Closing). We also estimate that we will reserve for issuance up to (1) 7,924,484 shares of Post-Closing Company common stock in respect of the PlusAI options and unvested PlusAI RSUs assumed pursuant to the terms of the Merger Agreement and (2) 29,869,871 shares of Post-Closing Company common stock in respect of the PlusAI warrants assumed pursuant to the terms of the Merger Agreement. The reserved shares referred to in clause (1) of the immediately preceding sentence are not included in the 201,517,063 shares the sale and issuance of which are registered by this registration statement, are not subject to registration rights but will be registered in a registration statement on Form S-8 to the extent that such PlusAI options and unvested PlusAI RSUs were granted to service providers of PlusAI. Additionally, we will issue to Eligible PlusAI Equityholders up to an aggregate of 15,000,000 shares of Post-Closing Company Class A common stock to Eligible PlusAI Equityholders upon the occurrence of an Earnout Triggering Event during the Earnout Period. See the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Merger Consideration.”
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Upon completion of the business combination, (1) PlusAI stockholders are expected to hold an ownership interest of 75.8% of the issued and outstanding Post-Closing Company common stock, (2) the Sponsor is expected to hold an ownership interest of 5.2% of the issued and outstanding Post-Closing Company common stock and (3) CCIX public shareholders are expected to hold an ownership interest of 19.21% of the issued and outstanding Post-Closing Company common stock. These levels of ownership interest (1) reflect the fact that $1,000,000 of Permitted Equity Financing has occurred to date, and assumes no additional Permitted Equity Financing will occur prior to completion of the business combination, (2) assume that (a) no CCIX public shareholder exercises their redemption rights in connection with the Transactions, (b) no CCIX Class A Common Stock is issued to the Sponsor in connection with the conversion of unpaid amounts under the Working Capital Loans, and (c) there are no other issuances of equity interests of CCIX or PlusAI and (3) do not take into account (a) any assumed PlusAI options that may be exercised after the consummation of the business combination, for which an estimated 4,118,933 shares of Post-Closing Company common stock are expected to be reserved, (b) any assumed unvested PlusAI RSUs that may vest after the consummation of the business combination, for which an estimated 3,514,475 shares of Post-Closing Company stock are expected to be reserved, (c) any assumed PlusAI warrants that may be exercised after the consummation of the business combination, for which an estimated 29,869,871 shares of Post-Closing Company stock are expected to be reserved, (d) any Earnout Shares (up to an aggregate of 15,000,000 shares) that may be issued upon the occurrence of an Earnout Triggering Event during the Earnout Period, or (e) the potential issuance of any shares of Post-Closing Company common stock reserved for issuance under the Post-Closing
Company 2026 Equity Incentive Plan (the “Incentive Plan”) and Post-Closing Company 2026 Employee Stock Purchase Plan (the “ESPP”). The estimated Exchange Ratio of 0.0710 reflects PlusAI capital stock outstanding of December 31, 2025 and PlusAI SAFEs outstanding as of March 31, 2026. If the actual facts are different from these assumptions, CCIX public shareholders’ percentage ownership in the Post-Closing Company will be different. For a table illustrating each scenario, see “Questions and Answers about the Business Combination — Questions and Answers for CCIX shareholders about the extraordinary general meeting and the business combination — What equity stake will current CCIX shareholders and PlusAI stockholders hold in the Post-Closing Company immediately after the consummation of the business combination?”

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Report Concerning Approval of De-SPAC Transaction, Received, Prospectus Summary [Text Block]

Opinion of CCIX’s Financial Advisor

Pursuant to an engagement letter, dated April 25, 2025 (the “OT Engagement Letter”), CCIX retained Ocean Tomo, a part of J.S. Held (“Ocean Tomo”), to advise the CCIX Board regarding the fairness of the Aggregate Consideration (as defined in the Opinion) (the “Purchase Price”) payable by CCIX pursuant to the Merger Agreement and deliver a letter to CCIX outlining its opinion as to whether the Purchase Price is fair, from a financial point of view, to the shareholders of CCIX (other than the Sponsor) (such opinion and advice, the “Opinion”). Ocean Tomo delivered its written Opinion to CCIX on June 5, 2025 (the “Opinion Date”). In selecting Ocean Tomo, CCIX considered, among other things, the fact that Ocean Tomo is (1) regularly engaged in the valuation of businesses and their securities and the provision of fairness opinions in connection with various transactions and (2) has undertaken numerous engagements in the artificial intelligence, autonomy, and automotive spaces. The Opinion was provided for the information of, and directed to, the CCIX Board for its information and assistance in connection with the business combination. Based upon and subject to the limitations and assumptions referenced in “Proposal No. 1 — The Business Combination Proposal — Opinion of CCIX’s Financial Advisor.” Ocean Tomo is of the opinion that as of the Opinion Date, the Purchase Price pursuant to the Merger Agreement is fair from a financial point of view to the shareholders of CCIX (other than the Sponsor).

The full text of the Opinion is attached to this proxy statement/prospectus as Annex F and is incorporated into this document by reference. The summary of the Opinion set forth herein is qualified in its entirety by reference to the full text of the Opinion. CCIX’s shareholders are urged to read the Opinion carefully and in its entirety for a discussion of the procedures followed, assumptions made, matters considered, limitations of the review undertaken by Ocean Tomo in connection with the Opinion, as well as other qualifications contained in the Opinion. The full text of the Opinion and a summary of Ocean Tomo’s financial analysis is being included in this proxy statement/prospectus because it was provided to CCIX for their evaluation of the business combination.

For a description of the Opinion, see “Proposal No. 1 — The Business Combination Proposal — Opinion of CCIX’s Financial Advisor.”

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

The existence of the financial and personal interests of the directors may result in a conflict of interest on the part of one or more of them between what such director may believe is best for CCIX and what such director may believe is best for such director in determining whether or not to grant a waiver in a specific situation.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]

Redemption Rights

Pursuant to the CCIX current articles of association, any holder of CCIX public shares that is not a CCIX founder, officer or director may, contemporaneously with the vote on the business combination proposal, demand that CCIX redeem such shares for cash if the business combination is consummated. Holders of CCIX public shares will be entitled to receive cash for these shares only if they demand in writing that CCIX redeem their CCIX public shares for cash and deliver their CCIX public shares to Continental Stock Transfer & Trust Company, CCIX’s transfer agent, no later than the second business day prior to the vote on the business combination proposal. If the business combination is not completed, the CCIX public shares will not be redeemed. If a holder of CCIX public shares properly exercises their redemption rights and the business combination is consummated, CCIX will redeem such shares for cash in an amount equal to their pro rata portion of the funds held in the trust account, net of permitted withdrawals, calculated as of two business days prior to the consummation of the business combination. As of the CCIX record date, this would amount to approximately $10.70 per share. In such case, such holder of CCIX public shares will be exchanging their shares for cash and will no longer own such shares. Please see the section entitled “Extraordinary General Meeting of CCIX — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your CCIX public shares for cash.

Notwithstanding the foregoing, a holder of CCIX public shares, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from seeking redemption rights with respect to more than 15% of the CCIX public shares.

Accordingly, all CCIX public shares in excess of 15% held by a CCIX public shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or was a “group,” will not be redeemed for cash.

The business combination will not be consummated if CCIX has net tangible assets of less than $5,000,001 after taking into account holders of CCIX public shares that have properly demanded redemption of their shares for cash on the date that is two business days prior to the date of the extraordinary general meeting.

Pursuant to the Sponsor Agreement, the Sponsor and the Insiders have agreed to waive their redemption rights with respect to all of their CCIX Ordinary Shares in connection with the consummation of the business combination and, because of this, such CCIX Ordinary Shares are excluded from the pro rata calculation used to determine the per share redemption price. As is customary in transactions of this type, the Sponsor and the Insiders did not receive any consideration for waiving their redemption rights.